Loans and borrowings - Cashflows and Non-cashflows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Beginning balance	$ 24,770
Amounts received		$ 3,000
Repayment - capital	(1,473)	(326)
Ending balance	31,419	24,770
Loans and borrowings
Loans and borrowings
Beginning balance	2,674
Amounts received		3,000
Repayment - capital	(1,473)	(326)
Repayment - finance cost	(529)	(293)
Finance cost	529	293
Additions - Nedbank	1,579
Additions - put options	5,000
Ending balance	$ 7,780	$ 2,674